Deposits (Tables)	12 Months Ended
Mar. 31, 2025
Deposits [Abstract]
Time Deposits by Maturity
The maturity information at March 31, 2025 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥30,195,623	¥39,732,859
Due after one year through two years	3,726,844	480,930
Due after two years through three years	2,330,065	260,979
Due after three years through four years	445,905	77,600
Due after four years through five years	744,759	6,041
Due after five years	865,415	26,548
Total	¥38,308,611	¥40,584,957